Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
September 30, 2021
MNF-NPRT3-1121
1.807736.117
Municipal Bonds - 98.9%
	Principal Amount (a)	Value ($)
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C:
6.25% 10/1/34 (b)	515,000	560,196
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	335,000	373,553
Series 2019 A, 5% 10/1/23 (Escrowed to Maturity) (b)	1,785,000	1,947,349
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,100,000
TOTAL GUAM		3,981,098
Minnesota - 98.1%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	853,077
5% 2/1/24	1,110,000	1,224,160
5% 2/1/25	1,015,000	1,117,648
5% 2/1/26	1,220,000	1,344,276
5% 2/1/27	1,285,000	1,414,953
5% 2/1/28	1,345,000	1,480,363
5% 2/1/29	1,415,000	1,556,369
5% 2/1/34	1,800,000	1,975,000
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,176,293
5% 10/1/27	1,665,000	1,952,759
5% 10/1/29	785,000	918,637
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,650,291
5% 2/1/31	3,600,000	4,241,924
City of Virginia Series 2020 A:
4% 2/1/37 (FSA Insured)	1,000,000	1,130,405
4% 2/1/39 (FSA Insured)	1,000,000	1,126,122
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	636,408
5% 6/1/26	500,000	575,190
5% 6/1/28	1,000,000	1,185,910
5% 6/1/30	625,000	727,472
5% 6/1/31	700,000	808,867
5% 6/1/33	1,000,000	1,142,754
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,476,846
5% 2/1/31	1,245,000	1,428,160
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	842,431
5% 11/1/25	250,000	280,427
5% 11/1/26	500,000	558,986
5% 11/1/27	420,000	468,350
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,316,429
4% 2/1/36	1,360,000	1,558,363
4% 2/1/37	1,200,000	1,371,912
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,121,829
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	1,000,214
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
5% 2/15/43	1,500,000	1,790,731
5% 2/15/48	3,000,000	3,560,756
5% 2/15/58	3,125,000	3,692,191
Series 2021 A:
4% 6/15/32	535,000	633,328
4% 6/15/35	550,000	636,864
Series 2022 A:
4% 6/15/37 (c)	1,140,000	1,291,635
4% 6/15/38 (c)	400,000	451,554
4% 6/15/39 (c)	250,000	281,156
5% 6/15/23 (c)	300,000	315,376
5% 6/15/25 (c)	565,000	634,132
5% 6/15/26 (c)	360,000	413,705
5% 6/15/28 (c)	935,000	1,115,926
5% 6/15/29 (c)	775,000	938,415
5% 6/15/31 (c)	905,000	1,124,795
5% 6/15/33 (c)	1,170,000	1,461,821
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/22	320,000	324,467
5% 2/1/23	380,000	401,132
5% 2/1/24	400,000	439,572
5% 2/1/25	375,000	426,437
5% 2/1/26	395,000	461,943
5% 2/1/27	370,000	443,846
5% 2/1/28	350,000	429,277
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	3,167,173
Series 2020 A, 4% 2/1/31	2,120,000	2,468,832
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	2,128,961
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,319,606
5% 12/1/40	7,200,000	8,654,815
Series 2016 B, 5% 12/1/31	1,135,000	1,380,291
Series 2017 C, 5% 12/1/33	3,000,000	3,644,951
Series 2019 B, 5% 12/15/39	3,725,000	4,661,511
Series 2020 A, 5% 12/1/31	4,765,000	6,349,911
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 4% 2/1/30	1,520,000	1,841,253
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	960,000	1,019,847
5% 2/1/29 (Pre-Refunded to 2/1/23 @ 100)	1,000,000	1,062,478
5% 2/1/30 (Pre-Refunded to 2/1/23 @ 100)	1,245,000	1,322,957
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/23 @ 100)	40,000	42,494
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,356,844
5% 9/1/25	215,000	249,874
5% 9/1/28	695,000	797,436
5% 9/1/30	1,500,000	1,707,503
5% 9/1/31	1,300,000	1,476,378
5% 9/1/32	1,000,000	1,133,872
Series 2017:
5% 5/1/26	1,355,000	1,604,641
5% 5/1/27	1,400,000	1,699,284
5% 5/1/28	2,915,000	3,524,063
5% 5/1/29	1,000,000	1,201,963
5% 5/1/30	900,000	1,075,930
5% 5/1/31	580,000	690,626
5% 5/1/32	500,000	593,879
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	3,199,435
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 B, 5% 3/1/32	4,500,000	5,867,231
Series 2020 D:
5% 3/1/30	1,295,000	1,705,563
5% 3/1/31	1,355,000	1,820,618
Series 2021 C, 5% 12/1/29	2,000,000	2,620,864
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/28	2,965,000	3,618,492
5% 11/15/29	1,040,000	1,267,848
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,264,314
5% 1/1/27	1,500,000	1,517,176
Series 2014 A:
5% 1/1/26	3,015,000	3,327,398
5% 1/1/28	4,100,000	4,516,071
5% 1/1/29	2,150,000	2,367,674
5% 1/1/30	2,000,000	2,201,541
5% 1/1/31	6,020,000	6,626,638
Series 2016 A:
5% 1/1/30	4,275,000	5,174,582
5% 1/1/31	2,375,000	2,867,306
5% 1/1/32	2,900,000	3,493,437
Series 2016 C, 5% 1/1/46	4,770,000	5,670,027
Series 2016 D:
5% 1/1/23 (b)	670,000	709,178
5% 1/1/27 (b)	350,000	422,793
5% 1/1/28 (b)	430,000	516,099
5% 1/1/29 (b)	225,000	268,661
5% 1/1/30 (b)	480,000	570,162
5% 1/1/31 (b)	200,000	237,064
5% 1/1/32 (b)	200,000	237,548
5% 1/1/33 (b)	220,000	261,384
5% 1/1/34 (b)	225,000	266,754
5% 1/1/35 (b)	225,000	266,257
5% 1/1/36 (b)	220,000	259,664
5% 1/1/37 (b)	250,000	294,518
5% 1/1/41 (b)	725,000	849,612
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	987,507
5% 11/15/28	1,380,000	1,601,429
5% 11/15/29	1,000,000	1,159,141
5% 11/15/30	1,000,000	1,157,827
5% 11/15/31	3,665,000	4,238,629
5% 11/15/32	2,200,000	2,541,452
Series 2018 A:
5% 11/15/34	3,350,000	4,145,909
5% 11/15/35	2,500,000	3,089,177
5% 11/15/36	2,500,000	3,082,885
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,420,471
Series 2019 B, 5% 2/1/32	1,815,000	2,291,694
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,230,373
Series 2018 A, 5% 2/1/33	1,000,000	1,235,461
Series 2018 B, 5% 2/1/33	3,190,000	3,941,121
Series 2017 A, 4% 2/1/33	1,415,000	1,647,949
Series 2017 B:
4% 2/1/33	2,595,000	3,022,210
4% 2/1/34	2,595,000	3,014,437
Series 2020 B, 4% 2/1/36	1,745,000	2,086,940
Series 2020 C, 4% 2/1/38	1,665,000	1,977,945
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,302,088
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,702,868
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/33	1,900,000	2,222,288
Series 2017 A:
5% 10/1/31	5,000,000	6,165,608
5% 10/1/33	3,335,000	4,108,501
Series 2018 B, 4% 8/1/35	5,270,000	6,193,861
Series 2019 A:
5% 8/1/29	5,000,000	6,511,530
5% 8/1/31	1,000,000	1,288,711
5% 8/1/35	5,000,000	6,403,527
Series 2019 B, 5% 8/1/28	2,000,000	2,550,187
Series 2020 A:
5% 8/1/35	6,000,000	7,835,521
5% 8/1/37	6,000,000	7,788,049
Series 2021 A, 4% 9/1/41	10,000,000	12,139,097
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	482,795
5% 3/1/30	500,000	603,847
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	614,670
5% 10/1/28	735,000	900,587
5% 10/1/29	760,000	927,657
5% 10/1/30	655,000	798,376
Series 2016 A, 5% 5/1/46	3,610,000	3,876,469
Series 2017 A, 4% 10/1/35	800,000	910,727
Series 2017:
5% 3/1/28	2,000,000	2,418,658
5% 3/1/31	1,000,000	1,207,251
5% 10/1/31	590,000	712,271
5% 3/1/34	530,000	635,742
5% 10/1/34	440,000	529,408
5% 10/1/35	555,000	666,953
Series 2018 A:
5% 10/1/34	1,140,000	1,380,551
5% 10/1/35	500,000	604,288
5% 10/1/45	3,650,000	4,321,773
Series 2019:
3% 12/1/21	75,000	75,281
3% 12/1/22	100,000	102,689
3% 12/1/23	100,000	104,615
4% 12/1/24	100,000	109,450
4% 12/1/25	180,000	201,050
4% 12/1/26	190,000	215,879
4% 12/1/27	195,000	224,787
4% 12/1/28	240,000	280,176
4% 12/1/29	285,000	336,067
4% 12/1/30	150,000	175,518
4% 12/1/31	450,000	523,648
4% 12/1/32	690,000	799,348
4% 12/1/33	750,000	866,072
4% 12/1/34	225,000	259,060
4% 12/1/40	2,900,000	3,286,696
5% 10/1/29	400,000	511,781
5% 10/1/40	1,000,000	1,236,790
Series 2021:
3% 3/1/40	365,000	395,999
3% 3/1/43	325,000	349,096
4% 3/1/22	220,000	223,425
4% 3/1/23	195,000	205,340
4% 10/1/23	840,000	901,436
4% 3/1/24	205,000	222,776
4% 10/1/24	440,000	486,226
4% 3/1/25	175,000	195,655
4% 10/1/25	585,000	661,586
4% 3/1/26	100,000	114,399
4% 10/1/26	600,000	691,849
4% 3/1/27	125,000	145,847
4% 10/1/27	410,000	480,275
4% 3/1/28	125,000	148,113
4% 10/1/28	675,000	801,693
4% 3/1/29	100,000	120,257
4% 10/1/29	460,000	552,974
4% 3/1/30	150,000	182,819
4% 3/1/31	125,000	153,949
4% 3/1/32	140,000	170,992
4% 3/1/33	140,000	170,254
4% 3/1/34	150,000	181,897
4% 3/1/35	125,000	150,779
4% 3/1/36	125,000	150,157
4% 3/1/37	100,000	119,837
4% 10/1/46	1,000,000	1,167,641
4% 10/1/50	1,000,000	1,163,531
Series Eight-G, 5% 12/1/31	1,000,000	1,158,482
Series Eight-J:
5% 3/1/26	1,015,000	1,163,259
5% 3/1/27	500,000	571,206
Series Eight-L:
5% 4/1/28	920,000	1,077,141
5% 4/1/29	1,005,000	1,173,427
5% 4/1/35	500,000	576,237
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,050,424	1,081,268
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	2,441,951	2,487,230
Series 2015 A:
5% 8/1/29	1,000,000	1,126,206
5% 8/1/30	1,000,000	1,126,206
5% 8/1/31	1,000,000	1,125,905
5% 8/1/32	1,000,000	1,125,303
5% 8/1/33	1,000,000	1,124,701
Series 2016 B, 3.5% 7/1/46	4,100,000	4,349,257
Series 2019 B, 4.25% 7/1/49	3,955,000	4,390,369
Series 2020 G, 3% 1/1/51	1,460,000	1,578,528
Series 2021 D, 3% 1/1/52	2,000,000	2,176,522
Series 2021, 3% 7/1/51	3,965,000	4,304,669
Series B:
3.5% 7/1/50	9,770,000	10,685,050
4% 8/1/36	2,000,000	2,390,209
Series E, 3.5% 7/1/50	4,800,000	5,265,198
Series I, 3% 1/1/51	4,980,000	5,396,924
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	941,832
Series 2014:
5% 10/1/26	630,000	714,884
5% 10/1/27	750,000	849,134
5% 10/1/30	1,000,000	1,131,540
Series 2016:
4% 10/1/41	1,000,000	1,115,171
5% 10/1/32	1,500,000	1,802,760
5% 10/1/33	400,000	480,302
5% 10/1/35	400,000	478,572
5% 10/1/36	1,000,000	1,194,274
5% 10/1/47	2,000,000	2,346,980
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	5,941,542
5% 3/1/30	5,150,000	6,107,449
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,495,000
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,092,271
5% 3/1/28	4,275,000	4,358,993
Series 2014 A:
5% 6/1/27	5,000,000	5,383,396
5% 6/1/38	5,000,000	5,359,167
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,761,427
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,341,236
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,312,879
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,628,202
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	898,827
5% 1/1/24	650,000	686,668
5% 1/1/25	975,000	1,029,500
5% 1/1/31	1,740,000	1,835,472
Series 2016:
5% 1/1/28	500,000	585,221
5% 1/1/29	620,000	723,701
5% 1/1/30	520,000	606,032
5% 1/1/31	350,000	407,747
Series 2017:
5% 1/1/29	460,000	549,262
5% 1/1/31	400,000	476,364
5% 1/1/33	475,000	563,821
5% 1/1/35	520,000	615,928
Ramsey County Gen. Oblig.:
Series 2020 A, 5% 2/1/24	1,090,000	1,210,159
Series 2021 A, 5% 2/1/30	590,000	775,763
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,259,018
5% 2/1/30	955,000	1,183,160
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	570,000	628,502
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	275,000	303,225
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	275,000	303,225
5% 12/1/43 (Pre-Refunded to 12/1/23 @ 100)	1,000,000	1,102,635
Series 2017 A:
5% 12/1/42	1,100,000	1,302,171
5% 12/1/47	1,000,000	1,174,508
Rochester Health Care Facilities Rev.:
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/22 (Escrowed to Maturity)	350,000	362,363
5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	300,000	324,474
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	345,000	373,145
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	225,000	243,355
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	1,225,000	1,324,935
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (d)	1,200,000	1,205,841
Series 2012, 4% 11/15/41	1,205,000	1,228,703
Series 2016 B:
5% 11/15/31	3,225,000	4,389,169
5% 11/15/35	4,000,000	5,841,363
Series 2018, 4% 11/15/48	400,000	455,156
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	1,041,433
5% 4/1/28	1,100,000	1,382,186
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	6,085,302
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,845,952
5% 2/1/29	5,180,000	6,272,372
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,002,735
Series 2016 A:
5% 5/1/29	1,125,000	1,334,491
5% 5/1/30	1,000,000	1,184,731
5% 5/1/31	1,000,000	1,183,743
5% 5/1/46	5,000,000	5,845,228
Series 2019, 5% 5/1/48	6,000,000	7,287,309
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31	1,590,000	1,954,885
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/21	200,000	200,000
3% 10/1/26	100,000	109,457
3% 10/1/34	275,000	289,386
4% 10/1/28	500,000	575,275
4% 10/1/41	500,000	550,536
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,138,376
5% 11/1/28	1,000,000	1,135,085
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,045,815
5% 9/1/24	1,000,000	1,118,265
5% 9/1/25	1,345,000	1,493,981
5% 9/1/26	1,575,000	1,742,741
5% 9/1/28	1,000,000	1,095,817
5% 9/1/34	1,065,000	1,145,316
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (d)(e)	3,000,000	3,227,570
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,180,367
Series 2015 A:
5% 1/1/28	1,000,000	1,179,594
5% 1/1/34	1,695,000	1,983,900
5% 1/1/36	1,000,000	1,166,806
5% 1/1/41	1,025,000	1,186,715
Series 2019 A, 5% 1/1/34	1,230,000	1,549,154
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) Series 2017 A, 5% 11/15/47	7,395,000	8,839,120
Series 2015 A:
5% 7/1/29	5,000,000	5,806,080
5% 7/1/30	5,000,000	5,802,049
Series 2017 A:
5% 11/15/28	460,000	562,806
5% 11/15/30	650,000	792,172
5% 11/15/31	845,000	1,027,659
5% 11/15/33	3,410,000	4,131,840
5% 11/15/34	665,000	803,928
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,496,360
5% 4/1/41	6,000,000	7,048,546
Series 2017 A:
5% 9/1/33	5,025,000	6,159,743
5% 9/1/37	3,880,000	4,728,771
Series 2017 B, 5% 12/1/32	2,000,000	2,473,373
Series 2019 A, 5% 4/1/44	5,000,000	6,181,162
Series 2020 A:
5% 11/1/31	1,070,000	1,417,808
5% 11/1/33	1,015,000	1,335,916
5% 11/1/45	6,050,000	7,721,976
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	5,275,000	5,736,003
(State Supported Biomedical Science Research Facilities Fdg. Prog.):
Series 2011 B, 5% 8/1/25	2,095,000	2,102,317
Series 2021 A:
4% 8/1/23	1,610,000	1,721,525
4% 8/1/24	2,370,000	2,615,395
5% 8/1/25	1,310,000	1,534,385
5% 8/1/26	1,815,000	2,190,663
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,176,865
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	535,217
5% 8/1/54	1,000,000	1,067,616
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,725,590
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,286,571
5% 1/1/27	2,150,000	2,272,117
5% 1/1/30	1,000,000	1,056,799
Series 2015 A, 5% 1/1/31	1,820,000	2,135,186
Series 2018 A, 5% 1/1/49	2,000,000	2,415,368
White Bear Lake Independent School District #624 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,709,660
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,431,078
5% 12/1/31	1,000,000	1,278,303
TOTAL MINNESOTA		675,803,502
Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,502,800

TOTAL MUNICIPAL BONDS (Cost $648,918,858)		681,287,400

Municipal Notes - 0.8%
	Principal Amount (a)	Value ($)
Minnesota - 0.8%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.04% 10/1/21, LOC Wells Fargo Bank NA, VRDN (d) (Cost $5,660,000)	5,660,000	5,660,000

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $654,578,858)	686,947,400
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,023,012
NET ASSETS - 100.0%	688,970,412

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,227,570 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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